BALANCE SHEET	Feb. 12, 2020 USD ($)
Current assets:
Current asset - cash	$ 20,000
Deferred offering costs	75,303
TOTAL ASSETS	95,303
Current liabilities:
Accrued expenses	1,000
Accrued offering costs	70,303
Total Current Liabilities	71,303
Stockholders' Equity
Common stock	1,035
Additional paid-in capital	23,965
Total Stockholders' Equity	24,000
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	95,303
Class A Common Stock [Member]
Stockholders' Equity
Accumulated deficit	(1,000)
Class B Common Stock [Member]
Stockholders' Equity
Total Stockholders' Equity	$ 24,000